INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 1,550,000	$ 1,650,000
Defined benefit pension liability	60,000	60,000
Operating lease ROU	(30,000)	(48,000)
Operating lease liability	30,000	48,000
Deferred Revenues	11,000	0
Reserves and accrued expenses payable	293,000	233,000
Gross deferred tax asset	1,914,000	1,943,000
Deferred tax asset valuation allowance	(1,914,000)	(1,943,000)
Net deferred tax asset	$ 0	$ 0